2. ACQUISITION (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Acquisition Tables
Fair Value of Tangible Assets acquired	$ 7,941,000
Intangible assets, subject to amortization	4,975,000
Goodwill	162,000
Liabilities assumed	(660,000)
Total	$ 12,418,000